SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	1 Months Ended					12 Months Ended
	Apr. 30, 2015 USD ($) shares	Mar. 31, 2015 USD ($)	Feb. 28, 2015 shares	Dec. 31, 2014 USD ($) item instrument $ / shares	Aug. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 USD ($)	Feb. 01, 2008
Significant Accounting Policy disclosures
Noncontrolling ownership interest (as a percent)						20.00%
Gain (Loss) on Contract Termination						$ (4,317,000)
Noncontrolling ownership net loss						900,000	$ 38,000
Voluntarily restricted cash reserves				$ 36,000,000		16,636,000	36,000,000		$ 36,000,000
Reserve balance						16,600,000
Depreciation and Amortization
Accumulated depreciation and amortization				2,300,000		2,100,000	2,300,000
Capitalized depreciation and amortization				2,000,000		$ 1,900,000	2,000,000
Stock-based Compensation
Expiration period from date of vesting						5 years
Debt Issuance and Loan Commitment Costs
Write-off of debt issuance costs								$ 6,420,000
Non-cash charge remaining unamortized associated with the issuance of the warrant								$ 11,472,000
Convertible Debt
Convertible notes issued				$ 8,500,000			$ 8,500,000
Number shares issued upon conversion | shares	2,600,000		2,600,000			2,625,000
Senior Promissory Notes issued						$ 1,340,000
Annual reduction in interest payments						$ 200,000
Convertible Senior Notes.
Convertible Debt
Debt instrument interest rate (as a percent)				10.00%			10.00%
Percentage of convertible debt average VWAP				80.00%
Number of business days considered for calculating average VWAP | item				30
Number shares issued upon conversion | shares	2,600,000					2,625,000
Percentage of convertible shares on outstanding shares				9.30%
Percentage of proceeds from the sale of assets held for repay debt				50.00%
Amount held for repay debt				$ 250,000
Aggregate principal amount						$ 2,600,000
Annual reduction in interest payments						$ 200,000
Non-convertible Promissory Note
Convertible Debt
Debt instrument interest rate (as a percent)						10.00%
Senior Promissory Notes issued	$ 1,300,000					$ 1,300,000
Minimum | Convertible Senior Notes.
Convertible Debt
Convertible share price (in dollars per share) | $ / shares						$ 0.3462
Maximum
Stock-based Compensation
Vesting period						3 years
Maximum | Convertible Senior Notes.
Convertible Debt
Conversion ratio (in shares)				100
Number of shares upon conversion | instrument				8,535,000
Convertible share price (in dollars per share) | $ / shares				$ 0.32		$ 0.5485	$ 0.32
Warrants
Basic and Diluted Net Loss Per Share
Shares not included in computation of diluted loss per share because they are anti-dilutive | shares						89,535,000	9,535,000	1,000,000
Stock Options
Basic and Diluted Net Loss Per Share
Shares not included in computation of diluted loss per share because they are anti-dilutive | shares						45,002	271,112	544,999
Stock Award
Basic and Diluted Net Loss Per Share
Shares not included in computation of diluted loss per share because they are anti-dilutive | shares						1,658,673	1,723,328	2,280,890
Stock Appreciation Rights (SARs)
Basic and Diluted Net Loss Per Share
Shares not included in computation of diluted loss per share because they are anti-dilutive | shares						1,402,186	1,923,144	2,096,653
Field equipment | Minimum
Depreciation and Amortization
Useful Depreciable Life						4 years
Field equipment | Maximum
Depreciation and Amortization
Useful Depreciable Life						10 years
Office furniture, fixtures and equipment | Minimum
Depreciation and Amortization
Useful Depreciable Life						5 years
Office furniture, fixtures and equipment | Maximum
Depreciation and Amortization
Useful Depreciable Life						7 years
Vehicles | Minimum
Depreciation and Amortization
Useful Depreciable Life						3 years
Vehicles | Maximum
Depreciation and Amortization
Useful Depreciable Life						5 years
Leasehold improvements | Maximum
Depreciation and Amortization
Useful Depreciable Life						3 years
Residential trailers | Minimum
Depreciation and Amortization
Useful Depreciable Life						10 years
Residential trailers | Maximum
Depreciation and Amortization
Useful Depreciable Life						20 years
Buildings and improvements | Minimum
Depreciation and Amortization
Useful Depreciable Life						10 years
Buildings and improvements | Maximum
Depreciation and Amortization
Useful Depreciable Life						27 years 6 months
Eureka Moly LLC
Significant Accounting Policy disclosures
Ownership interest (as a percent)										80.00%
Noncontrolling ownership interest (as a percent)										20.00%
Noncontrolling ownership net loss						$ 4,500,000
Contingently redeemable noncontrolling interest						900,000
Eureka Moly LLC | POS-Minerals Corporation
Significant Accounting Policy disclosures
Remaining Amount of Capital Contributions Due to Related Party						$ 33,900,000
Nevada Moly LLC | POS-Minerals Corporation
Significant Accounting Policy disclosures
Consecutive months failure to follow standard mining practices						12 months
Capital Contributions Reduction Limit Without Reduction In Ownership Percentage						$ 33,900,000
Obligation to fund return of capital by Nevada Moly to POS-Minerals					$ 2,900,000	36,000,000
Reduction in obligation		$ 2,100,000				2,100,000
Remaining Amount of Capital Contributions Due to Related Party						$ 33,900,000
Nevada Moly LLC | POS-Minerals Corporation | Milling equipment
Significant Accounting Policy disclosures
Percentage of reduction on principal payments		20.00%
Principal payment made for equipment		$ 8,400,000
Nevada Moly LLC | POS-Minerals Corporation | Electrical transformers
Significant Accounting Policy disclosures
Principal payment made for equipment	$ 2,200,000